Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

A summary of the Company's significant accounting policies is identified in Note
2
of the Company’s Annual Report on Form
20
-F for the fiscal year ended
December 31, 2018.
There have been
no
changes to the Company’s significant accounting policies, except as noted below.

Recent accounting pronouncements

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“Leases (Topic
842
)”, which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC
842
requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC
842,
as amended, subject to certain transition relief options, requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not
to recast the comparative periods presented when transitioning to ASC
842
and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASC
842
also provides a practical expedient to lessors by class of underlying asset, to not
separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met: i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. ASC
842
is effective for public entities with reporting periods beginning after
December 15, 2018,
including interim periods within those fiscal periods. Early adoption is permitted for all entities. The Company adopted ASC
842
for its reporting period commencing
January 1, 2019
and has elected
not
to recast the comparative periods presented when transitioning to ASC
842.
The Company’s time charter agreements are classified as operating leases pursuant to ASC
842,
because (i) the vessel is an identifiable asset, (ii) the Company does not
have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. The nature of the lease component and non-lease component that are combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The Company has elected not
to separate the lease and non-lease components. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic
842.
Both the lease component and non-lease component are earned by the passage of time. Since lessor accounting remains largely unchanged from current U.S. GAAP, the adoption of ASC
842
did
not
materially impact the Company’s accounting for time charter contracts and is consistent with prior policy. The revenue generated from time charter contracts is recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered to the Company, and is recorded in “Time charter revenue” in the accompanying unaudited condensed consolidated statements of operations for the six
-month periods ended
June 30, 2019
and
2018.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. In
November 2018,
FASB issued ASU
2018
-
19
“Codification Improvements to topic
326,
Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not
within the scope of ASC
326
-
20
and should instead be accounted for under the new leasing standard, ASC
842.
 For public entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.

In
June 2018,
the FASB issued ASU
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
). ASU
2018
-
07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public entities, the amendments in ASU
2018
-
07
are effective for annual periods beginning after
15
December 2018,
and interim periods within those annual periods. The Company adopted this standard for its reporting period commencing
January 1, 2019
and it did
not
have any material impact on its unaudited interim condensed consolidated financial statements.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.